Revenue - Schedule of Revenue Disaggregated by Product Categories (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)
Sales of products
Total	$ 142,629,085	$ 18,192,485	$ 78,739,564	$ 66,972,301
Hair styling series [Member]
Sales of products
Disaggregated revenue	62,314,053	7,948,221	37,638,290	31,833,932
Trimmer series [Member]
Sales of products
Disaggregated revenue	27,774,532	3,542,670	33,613,971	22,684,148
Eyelash curler [Member]
Sales of products
Disaggregated revenue	512,582	65,380	453,378	804,863
Nail care series [Member]
Sales of products
Disaggregated revenue	1,726,654	220,236	1,524,503	1,413,106
Other personal care appliances [Member]
Sales of products
Disaggregated revenue	3,263,678	416,286	2,539,484	3,230,238
Sales of products [Member]
Sales of products
Disaggregated revenue	95,591,499	12,192,793	75,769,626	59,966,287
Total	95,591,499	12,192,793	75,769,626	59,966,287
Sales of tooling [Member]
Sales of products
Disaggregated revenue	2,843,350	362,672	2,969,938	7,006,014
Total	2,843,350	362,672	2,969,938	7,006,014
Product Design And Development [Member]
Sales of products
Disaggregated revenue	13,960,185	1,780,636
Project Advisory [Member]
Sales of products
Disaggregated revenue	7,983,051	1,018,246
Marketing Solutions [Member]
Sales of products
Disaggregated revenue	22,251,000	2,838,138
Service income
Sales of products
Disaggregated revenue	44,194,236	5,637,020
Total	$ 44,194,236	$ 5,637,020